Stockholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Aug. 31, 2010	Aug. 02, 2010 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Class of Stock [Line Items]
Reverse stock split of shares of common stock				1-for-20
Common stock shares, outstanding				4,305,030,000
Adjusted common stock shares to reflect reverse stock split				215,251,500
Capital stock, authorized shares						1,076,257,500	1,076,257,500
Common stock, Authorized shares						430,503,000	430,503,000
Preferred stock, shares authorized						645,754,500	645,754,500
Shares issued under initial public offering			34,000,000		34,000,000
Price per share issued under initial public offering				$ 14
Net proceeds from initial public offering after deducting underwriting discounts and commissions and offering expenses				$ 448	$ 448
Initial public offering cost					28
Adjusted common stock shares to reflect reverse stock-split				215,251,500	249,251,500
Additional shares of common stock	1,000,000	1,500,000
Common stock, issued and paid						251,751,500	251,751,500
Common stock, par value						€ 0.20	€ 0.20
Nominal stock capital						€ 50	€ 50